FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Investments
Schedule of financial investments
				Consolidated
	Current		Non-current
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Investments (1)	50,787	39,800	27,554	139,949
Usiminas shares (2)	860,591	1,493,204
Bonds (3)			142,423	111,350
	911,378	1,533,004	169,977	251,299
(1)	Comprised of restricted financial investments with restrict modality and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds. The subsidiary CSN Cimentos Brasil maintains financial investments with restricted availability as guarantee for a liability, with indefinite redemption term, with a balance of R$ 8,497 as of December 31, 2024, (R$ 122,687 as of December 31, 2023) Elizabeth Cimentos and Estanho de Rondônia, controlled by CSN, have investments linked to financing contracts, with maturities in 2030 and 2028, respectively, in the amount of R$ 19,057.
(2)	The Usiminas shares held by the Company ceased to be considered as guarantees (fiduciary alienation) as of June 8, 2024.
(3)	Bonds with Banco Fibra maturing in February 2028 (see note 22.b).